FINANCIAL INSTRUMENTS - Derivative instruments (Details) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)
FINANCIAL INSTRUMENTS
Amount receivable					R$ 766		R$ 3,272
Amount payable					20,648		19,056
Fair value of derivatives
Current assets					766		3,272
Current liabilities					19,042		19,056
Non-current liabilities					1,606
Total					20,648		19,056
Net income
Gains on financial instruments	R$ 39,895	R$ 83,465
Losses on financial instruments	(54,874)	(44,386)
Total gains (losses) on financial instruments	(14,979)	39,079	R$ 17,928
Other comprehensive income
Gains on financial instruments	783
Losses on financial instruments		(607)
Total gains (losses) on financial instruments	R$ 783	R$ (607)
Currency forward contracts | Maturity In 2024
FINANCIAL INSTRUMENTS
Nominal amount of hedging instrument | $				$ 34.2		$ 30.9
Amount payable					17,337		17,950
Commodity contracts | Maturity In 2024
FINANCIAL INSTRUMENTS
Nominal amount of hedging instrument | $				12.1		$ 2.4
Amount receivable					32		3,272
Amount payable					1,349		R$ 1,106
Swaps IPCA x DI | Maturity In 2024
FINANCIAL INSTRUMENTS
Percentage of basis used to calculate interest rate	99.20%
Nominal amount of hedging instrument					450,000
Amount receivable					734
Amount payable					356
Swaps USD x DI | Maturity in 2026
FINANCIAL INSTRUMENTS
Percentage of basis used to calculate interest rate	107.90%
Nominal amount of hedging instrument | $				$ 30.6
Amount payable					R$ 1,606